Offerings	Oct. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Transaction Valuation	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(b)	Calculated at $153.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 12,096,544
Amount of Registration Fee	$ 1,851.98
Offering Note

(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(b)	Calculated at $153.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.